Sales revenues (Details 1) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
IfrsStatementLineItems [Line Items]
Sales revenues	$ 33,607	$ 21,037	$ 57,142	$ 42,110
Domestic Market [Member]
IfrsStatementLineItems [Line Items]
Sales revenues	20,693	15,147	36,401	30,739
Country China [Member]
IfrsStatementLineItems [Line Items]
Sales revenues	5,459	2,020	8,709	3,086
Country Americas [Member]
IfrsStatementLineItems [Line Items]
Sales revenues	1,434	783	2,362	1,456
Country Europe [Member]
IfrsStatementLineItems [Line Items]
Sales revenues	1,467	971	2,128	2,018
Country Asia [Member]
IfrsStatementLineItems [Line Items]
Sales revenues	2,707	1,118	4,180	2,314
Country United States [Member]
IfrsStatementLineItems [Line Items]
Sales revenues	296	294	706	977
Country Singapore [Member]
IfrsStatementLineItems [Line Items]
Sales revenues	1,305	629	2,294	1,301
Others Countries [Member]
IfrsStatementLineItems [Line Items]
Sales revenues	246	75	362	219
Foreign Market [Member]
IfrsStatementLineItems [Line Items]
Sales revenues	$ 12,914	$ 5,890	$ 20,741	$ 11,371